22 EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2019
Expenses By Nature [Abstract]
EXPENSES BY NATURE

22   EXPENSES BY NATURE

		Consolidated
	12/31/2019	12/31/2018	12/31/2017
Raw materials and inputs	(7,287,933)	(6,759,275)	(5,404,801)
Labor cost	(2,807,280)	(2,743,460)	(2,400,579)
Supplies	(1,981,547)	(1,782,576)	(1,451,437)
Maintenance cost (services and materials)	(1,340,135)	(1,326,894)	(1,145,974)
Outsourcing services	(2,392,626)	(2,368,387)	(2,040,057)
Freights	(334,509)	(109,756)	(106,026)
Distribution Freights	(1,787,979)	(1,692,785)	(1,278,356)
Depreciation, Amortization and depletion (Note 10 and 11) (Note 26)	(1,421,704)	(1.175.107)	(1,408,765)
Others	(763,421)	(905,128)	(591,094)
	(20,117,134)	(18,863,368)	(15,827,089)
Classified as:
Cost of sales	(17,263,264)	(16,105,657)	(13,596,141)
Selling expenses	(2,342,805)	(2,263,688)	(1,815,107)
General and administrative expenses	(511,065)	(494,023)	(415,841)
	(20,117,134)	(18,863,368)	(15,827,089)

The depreciation, amortization and depletion additions for the year were distributed as follows:

	ConsColi Consolidated
	12/31/2019	12/31/2018	12/31/2017

Production costs	1,385,306	1,145,793	1,376,862
Sales expenses	11,539	5,850	8,851
General and Administrative Expenses	24,859	23,464	23,052
	1,421,704	1,175,107	1,408,765
Other operating expenses (1)	97,627	97,914	44,570
	1,519,331	1,273,021	1,453,335

(1)     Refers mainly to depreciation and amortization of paralyzed assets as described in note 23.